COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES

a.Legal proceedings and contingencies:

Claim by former South African distributor

In December 2007, the Company terminated its agency agreement with its former South African agent, World of Marble and Granite (“WOMAG”), on the basis that WOMAG had breached the agreement. In the same month, the Company filed a claim for NIS 1.0 million (approximately $257) in the Israeli District Court in Haifa based on such breach. WOMAG has contested jurisdiction of the Israeli District Court, but subsequent appellate courts have dismissed WOMAG’s claims. In January 2008, WOMAG filed suit in South Africa seeking Euro 15.7 million (approximately $17,060). In September 2013, the South African Court determined that since a proceeding on the same facts was pending before another court (lis alibis pendens), the South African Court will stay the matter until the conclusion of the Israeli action.

In December 2013, the magistrate’s court in Israel held that the Company was not entitled to terminate the agreement with WOMAG as it was not breached by WOMAG. In October 2015, WOMAG amended its claim, seeking a reduced amount of approximately Euro 7.1 million (approximately $7,727) and approximately South Africa RAND 43.7 million (approximately $2,808). In June 2016, WOMAG further amended its claim, seeking a reduced amount of Euro 6.2 million (approximately $6,520) and South Africa RAND 51.2 million (approximately $3,700) plus interest on any capital sum awarded. As the district court dismissed the Company’s appeal of the decision of the magistrate’s court, the Company has agreed with WOMAG to submit the matter to arbitration, for which hearings commenced in South Africa in September 2016. The arbitration is divided into two stages. Both stages relate to the quantum of damages payable by the Company; the first stage in respect of the merits and the second in respect of the quantum of claim if WOMAG succeeds with its disputed claim on the merits.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

At the conclusion of each stage, if any of the parties is not satisfied with the arbitrator’s decision, that party may lodge an appeal to a panel of three arbitrators to be appointed by the parties. During 2018, WOMAG once again amended its claim, seeking a reduced amount of approximately Euro 5.8 million (approximately $6,640) plus interest on any capital sum awarded.

In February 2019 the arbitrator has rendered an award on the merits (non-quantum), accepting the claims made by WOMAG and imposing on the Company also the legal costs of the arbitration.

In July 2019, the Company appealed the award and in August 2019 hearings were held. In November 2019, the appeal panel delivered its award on the merits (the quantum is still to be decided), partially accepting the appeal and imposing 80% of the cost of arbitration and appeal on the Company.

Following negotiations held during 2020 between the parties, on January 15, 2021, the Company paid WOMAG an amount of approximately Euro 7.2 million ($8,900) as part of the settlement for the majority of WOMAG’s claim for breach of contract. The remaining disputed amounts relating to the said breach, as well as WOMAG's claim for loss of profits shall be the subject of a further hearing scheduled for August 2021.

The Company, also based on its legal advisors, believes it has provided an adequate reserve for this claim as of December 31, 2020.

Bodily injury claims related to exposure to silica dust:

Overview:

The Company is subject to numerous claims mainly by fabricators, their employees or the National Insurance Institute ("NII"), alleging that fabricators contracted illnesses, including silicosis, through exposure to silica particles during cutting, polishing, sawing, grinding, breaking, crushing, drilling, sanding or sculpting Company's products.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

Silicosis and other bodily:

Injury claims:

As of December 31, 2020, the Company is subject to 173 pending bodily injury claims (out of which 172 are individual claims and NII subrogation or related future probable claims, and one claim with a motion to be recognized as a class action) that have been submitted in Israel since 2008 against the Company directly, or that have named the Company as third-party defendant by fabricators or their employees in Israel, by the injurer's successors, by the NII or by others (see also table below). In addition, 30 claims are pending in Australia against the Company and other defendants.

As of December 31, 2020, the Company has 13 pending pre-litigation demand letters on behalf of certain fabricators in Israel.

Most of the claims in Israel do not specify a total amount of damages sought, as the plaintiff’s future damages are intended to be determined at trial.

Class action in Israel:

In April 27, 2014, a lawsuit by a single plaintiff and a motion for the recognition of this lawsuit as a class action was filed against the Company in the Central District Court in Israel. The plaintiff alleges that, if the lawsuit is recognized as a class action, the claim against the Company is estimated to be NIS 216 million (approximately $56,180). In addition, the claim includes an unstated sum in compensation for special and general damages.

On January 4, 2018, the Company and the plaintiff submitted to the Israeli District Court a settlement agreement. If the settlement agreement is approved by the Court, the claim will be dismissed and the Company will make payments on a one time basis, without any admission of liability, in an aggregate amount of approximately NIS 9.0 million (approximately $2,799) to fund certain safety related expenses at fabrication facilities in Israel, as well as plaintiff’s compensation and legal expenses. As of December 31, 2020, the settlement agreement remains subject to the approval of the Court. The Israeli State Attorney General had notified the Court of its objection to the proposed settlement. The Company expects the Court will issue its ruling during 2021.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

In November 2015 and in May 2017, the Company entered into agreements with the State of Israel and with its main distributors in Israel, respectively, with the consent of its insurance carriers, under which the Company agreed with the State and each of its main distributors to cooperate, subject to certain terms, with respect to the management of the individual claims that have been filed and claims that may be submitted during a certain time period (NII claims are excluded from the Company’s agreement with the State) and on the apportionments of the total liability between the Company, the State, and the distributors, if found, in such claims. During January 2020, the State of Israel approved an additional 5 years extension to this agreement.

With respect to claims filed in Australia, which the Company intends to vigorously defend, it is too early to estimate the probability of a ruling against the Company as there is still no precedent in Australia as to the liability of manufacturers and suppliers in silicosis claims.

The Company updated its provision in 2020, 2019 and 2018 to reflect the outstanding claims in the below table, and provided a provision for related NII unasserted claims, taking into consideration new claims filed, settlements reached and other new information available.

In order to reasonably estimate the losses for bodily injury claims reflected in the table below, the Company performed a case-by-case analysis with its legal advisors of the relevant facts that were reasonably available to it, related to the claims filed, including, among other things, the specific known or estimated health condition of the claimants, their ages, salaries, related probable future subrogation claims from the NII, and other factors that might have an impact on the final outcome of such claims. The Company will continue to regularly monitor changes in facts for each claim and will update its best estimate if required.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

Accordingly, the reserve for the bodily injury claims (including the above mentioned class action in Israel) as of December 31, 2020 and 2019 totaled to $42,345 and $39,172 respectively, of which $20,435 and $17,667 is reported in short term legal settlements and loss contingencies and $21,910 and $21,505 is reported in long-term liabilities. The Company cannot estimate the number of claimants that may file claims in the future or the nature of their claims in order to conclude probability or the range of loss. The Company currently does not expect to incur additional material losses with respect to the outstanding bodily injury claims, that might have a material impact on its financial position, results of operations and cash flows.

A summary of bodily injury claims activity follows:

	Year ended December 31,
	2020	2019	2018
Outstanding claims, January 1,	156	131	105

New claims	38	45	54
Settled and dismissed claims	(21)	(20)	(28)

Outstanding claims, December 31 (*), (**)	173	156	131

*)	Not including the legal proceedings in Australia.

**)	In 2020, representing 138 injured persons.

The Company maintains insurance for product liability claims, including for bodily injury claims related to exposure to silica dust. The Company has purchased insurance policies for the period from 2008 and to date from several insurance carriers that provide coverage for product liability losses, subject to certain terms and conditions, and the related defense costs up to a certain limit per case and per policy year.

The available limits of these policies as it relates to the claims reflected in the table above, exceed the recorded insurance receivable balance. The Company currently have global product liability insurance, which applies, subject to certain terms and limitations, to claims that may be submitted against the Company worldwide during the insurance policy term. This policy covers claims that are beyond $20 million per claim and per aggregate during the policy term from October 1, 2020 to April 1, 2022, up to an amount of $35 million per claim and per year. Company’s global product liability insurance policy is effective until April 2022. The policy covers only illnesses diagnosed after February 2010. Although the Company will seek to renew its product liability insurance to cover silicosis related claims, there is no assurance that the Company will be successful in its renewal. In addition to the global product liability policy, the Company has regional product liability insurance policies in the United States, Canada and Australia, with a coverage of up to $20, $20 and $50 million respectively, per claim or per year, each in its relevant local currency, subject to certain terms and limitations, with relatively low deductibles. Commencing October 2020, the coverage in Australia excluded the bodily injury claims related to exposure to silica dust. In India, the Company has a regional product liability policy in the amount of INR 40 million ($0.6 million) effective until April 23, 2021.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

The Company records insurance receivables for the amounts that are covered by insurance. During 2020, as in prior years, the Company's insurance carriers made payments to all settled product liability claims that were under the policies. The Company paid the deductible amounts for the settled claims per policy.

The collectability of the Company's insurance receivables is regularly evaluated and the amounts recorded are probable of collection. This conclusion is based on analysis of the terms of the underlying insurance policies, experience in successfully recovering individual product liability claims from Company's insurers, the insurance carrier was party to the agreement with the State of Israel and the financial ability of the insurance carriers to pay the claims and the relevant facts and applicable law.

As of December 31, 2020 and 2019, the insurance receivable totaled to $7,958 and $9,517, respectively, of which $6,283 and $6,340 is reported in the other accounts receivable and prepaid expenses and $1,675 and $3,176 is in other long-term receivables.

In 2020 and 2019, the legal settlements and loss contingencies expenses related to the bodily injury claims related to exposure to silica dust totaled to $5,299 and $7,258, respectively, which reflects the deductible amounts for claims covered by insurance policies, claims not covered and the impact of settlements including the related legal costs.

Arbitration proceeding with Microgil Agricultural Cooperative Society Ltd.

In November 2011, Kfar Giladi and Microgil (the “claimants”), initiated arbitration proceedings against the Company that commenced in April 2012. The claimants filed a claim against the Company in arbitration for NIS 232.8 million ($60,500) for alleged damages and losses incurred by them in connection with a breach of Processing Agreement by the Company. In August 2012, the Company filed a claim against the claimants in arbitration for NIS 76.6 million ($19,900) for damages incurred by the Company in connection with claimants malfunctioning operations, breach of the agreement and the understanding between the parties regarding the agreement after it was terminated, inventory which was not returned to the Company and was unaccounted for and an unpaid loan, which was granted by the Company to the claimants, and the adverse impact on the valuation in Company’s IPO caused by their actions.

On January 17, 2018, the arbitrator provided its judgment, pursuant to which the Company is required to pay the claimants approximately NIS 48.2 million (approximately $13,900), including damages, interest, linkage to the Israeli Consumer Price index and legal fees. The Company recorded this amount in 2017 as part of the legal settlements and loss contingencies, net line item in its Consolidated Statement of Income and paid such amount during March 2018.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

General:

From time to time, the Company is involved in other legal proceedings and claims in the ordinary course of business related to a range of matters. While the outcome of these other claims cannot be predicted with certainty, the Company monitors and estimates the possible loss deriving from these claims based on new information available and based on its legal advisors, and believes that it recorded an adequate reserve for these claims in accordance with ASC 450.

b.Purchase obligation:

The Company's significant contractual obligations and commitments as of December 31, 2020 are for purchase obligations to certain suppliers and amounted to $27,732 for the fiscal year 2021.

c.Pledges and guarantees:

1.As of December 31, 2020, the Company had outstanding guarantees and letters of credit with various expiration dates in a principal amount of approximately $3,550 related to facilities, vehicle leases and other miscellaneous guarantees.

2.Company's credit facilities provided by banks in Israel are secured with a “Negative floating pledge”, whereby the Company committed not to pledge or charge and not to undertake to pledge or charge its general floating assets.

3.See also note 15 for long-term debt.